Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of amortize cost of related assets over their useful lives

Useful life
Buildings	20 years
Machinery and equipment	3 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets